Schedule of Additional Information About the Financial Liabilities Subject To Measurement at Fair Value (Details) (Parenthetical) - shares		12 Months Ended
	Sep. 22, 2023	Dec. 31, 2023
Subsequent Events [Abstract]
Stock Issued During Period, Shares, Conversion of Convertible Securities	373,570,000,000	373,570